PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5       -     PROPERTY AND EQUIPMENT

A.	Comprised as follows:

	December 31,
	2 0 1 3	2 0 1 2

Machinery and equipment	1,709	1,705
Leasehold improvements	24	24
Office furniture and equipment	44	44
	1,777	1,773
Less - accumulated depreciation and amortization	1,746	1,730
	31	43

B.	Depreciation and amortization expenses totaled $17 thousands, $7 thousands, and $13 thousands, in the years ended December 31, 2013, 2012 and 2011, respectively.